Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through P&L (Detail: Text Values) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Net Interest Income [Abstract]
Reclassification from Net interest income to Trading income	€ 0	€ 42	€ 0	€ 95
Net interest income related to government grants under the Targeted Longer-Term Refinancing Operations II (TLTRO II)-program	€ 16	€ 23	€ 32	€ 46